ACCOUNTS PAYABLE ACCRUED LIABILITIES AND OTHER PAYABLES (Details Narrative) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
ACCOUNTS PAYABLE ACCRUED LIABILITIES AND OTHER PAYABLES
Advances from related party	$ 173,050	$ 162,234